Loans Due From Third Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2019
Loans Due From Third Parties (Details) [Line Items]
Comprised loans				$ 36,220,000
Interest receivable		$ 1,111,322
Net provision		$ 2,244,601	$ 2,176,216
Debt Instrument, description	The Company determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.
Description of loan balance		As of December 31, 2019, loan balance of $71,757 aged between 180 ~ 365 days, and balance of $4,799,081 aged over one year.
ThirdPartiesMember
Loans Due From Third Parties (Details) [Line Items]
Comprised loans		$ 3,157,292
Loan due date		Sep. 24, 2020
Loan interest rate		8.00%
Loans due from third parties description	the balance of loans due from third parties was comprised of loans of $11,384,625, $3,306,744, $2,354,965, $417,742 and $153,019 due from five third parties, and a non-interest bearing loan of $53,557 due from a third party. These five interest bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 7% to 14%. The loans of $11,384,625, $3,306,744, $2,354,965, and $153,019 are pledged either with real estate assets or customer’s trade receivables.
Two Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Comprised loans		$ 2,776,982
One Third Party [Member]
Loans Due From Third Parties (Details) [Line Items]
Non-interest bearing loan		$ 17,949